Borrowings	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Borrowings
NOTE 11 - BORROWINGS
Borrowings as of December 31, 2016 and 2015 consisted of the following:

	December 31, 2016	December 31, 2015
Term Loan B facility	$ 386,292	$ 411,292
Credit facilities	141,805	194,569

Total borrowings	$ 528,097	$ 605,861
Less: Long-term unamortized discount	(1,471)	(2,464)
Less: Current portion of long-term debt, net	(74,031)	(23,336)
Less: Deferred financing costs, net	(2,850)	(5,319)

Long-term debt, net	$ 449,745	$ 574,742

As December 31, 2016, the total borrowings, net under the Navios Partners' credit facilities were $523,776.
Term Loan B Credit Facility: In June 2013, Navios Partners completed the issuance of the $250,000 Term Loan B facility. The Term Loan B facility bears an interest rate of LIBOR plus 425 basis points (“bps”) and has a five-year term with 1.0% amortization profile and was issued at 98.0%.
On October 31, 2013 and November 1, 2013, Navios Partners completed the issuance of a $189,500 add-on to its existing Term Loan B facility. The add-on to the Term Loan B facility bears the same terms as Term Loan B facility. Navios Partners used the net proceeds to partially finance the acquisition of five Container vessels.
During 2015 and 2016, Navios Partners prepaid $21,000 and $25,000, respectively, of the Term Loan B facility. These prepayments were fully applied to the balloon payment. Following the prepayment of March 2015 and May 2016, an amount of $256 and $187, respectively, was written-off from the deferred finance fees.

The Term Loan B facility is secured by first priority mortgages covering certain vessels owned by subsidiaries of Navios Partners, in addition to other collateral, and is guaranteed by each subsidiary of Navios Partners. On March 31, 2016, YM Unity was added as collateral to the Term Loan B facility. On November 14, 2016, six dry cargo vessels were added as collateral to the Term Loan B facility and a Capesize vessel has been added upon delivery in December 2016 in exchange for $13,500, held in the escrow account. Upon delivery of Navios Beaufiks, the amount of $13,500 was released and the vessel was added as collateral to the Term Loan B facility.

The Term Loan B Agreement requires maintenance of a loan to value ratio of 0.8 to 1.0, and other restrictive covenants customary for facilities of this type (subject to negotiated exceptions and baskets), including restrictions on indebtedness, liens, acquisitions and investments, restricted payments and dispositions. The Term Loan B Agreement also provides for customary events of default, prepayment and cure provisions.
As of December 31, 2016, the outstanding balance of the Term Loan B facility including the add-on was $384,821, net of discount of $1,471, and it is repayable with a final payment of $386,292, in June 2018.
ABN AMRO Credit Facilities: On September 22, 2014, Navios Partners entered into a credit facility with ABN AMRO Bank N.V. (the “September 2014 Credit Facility”) of up to $56,000 (divided into two tranches) in order to finance a portion of the purchase price payable in connection with the acquisition of the YM Utmost and the YM Unity. The September 2014 Credit Facility bears interest at LIBOR plus 300 bps per annum. During 2015, Navios Partners prepaid $21,312. Following this prepayment, an amount of $314 was written-off from the deferred finance fees.
On March 31, 2016, the YM Unity was released and discharged from its obligations and liabilities under the September 2014 Credit Facility. On April 1, 2016, Navios Partners fully repaid the outstanding balance of $28,357 of the facility with ABN AMRO Bank N.V. Following this repayment, an amount of $340 was written-off from the deferred finance fees. As of December 31, 2016, there was no outstanding amount under this facility.
On June 23, 2016, Navios Partners entered into a new credit facility with ABN AMRO Bank N.V. (the “June 2016 Credit Facility”) of up to $30,000 to be used for the general corporate purposes of the Borrower. The June 2016 Credit Facility bore interest at LIBOR plus 400 bps per annum. The final maturity date was January 30, 2017. As of December 31, 2016 the outstanding balance of the facility was $29,000. On January 12, 2017, Navios Partners fully repaid the June 2016 Credit Facility.
Commerzbank/DVB Credit Facility: On March 27, 2015, Navios Partners prepaid $2,346 of the July 2012 Credit facility and the prepayment was applied to 2015 installments. On January 8, 2016, Navios Partners prepaid the 2016 installments in the amount of $16,235 of the July 2012 Credit facility. On November 10, 2016, Navios Partners prepaid $28,052 in cash for the settlement of a nominal amount of $30,192 of the July 2012 Credit facility achieving a $2,140 gain on debt repayment. The prepayments of 2016 of this facility were accounted for as debt modification in accordance with ASC470 Debt. Following these prepayments, an amount of $161 was written-off from the deferred finance fees. As of December 31, 2016, the outstanding balance of the July 2012 Credit facility was $41,855, and it was repayable in one quarterly installment of $1,600 and four quarterly installments of $2,100, with a final balloon payment of $31,855 on the last repayment date. The final maturity date is November 30, 2017.
HSH Credit Facility: On April 16, 2015, Navios Partners, through certain of its wholly-owned subsidiaries, entered into a term loan facility agreement of up to $164,000 (divided into two tranches) with HSH Nordbank AG (the “April 2015 Credit Facility”), in order to finance a portion of the purchase price payable in connection with the acquisition of the MSC Cristina and one more super-post-panamax 13,100 TEU container vessel. On September 30, 2015, the second tranche of April 2015 Credit Facility of $83,000 was cancelled. As of December 31, 2016, the outstanding balance of the April 2015 Credit Facility was $70,950 and was repayable in 22 equal consecutive quarterly installments of $1,478, with a final balloon payment of $38,431 on the last repayment date. The final maturity date was April 20, 2022. The April 2015 Credit Facility bore interest at LIBOR plus 275 bps per annum. On January 12, 2017, Navios Partners fully repaid the April 2015 Credit Facility.
The Navios Holdings Credit Facility: In May 2015, Navios Partners entered into a term loan facility with Navios Holdings of up to $60,000 (the “Navios Holdings Credit Facility”). The Navios Holdings Credit Facility has a margin of LIBOR plus 300 bps. The final maturity date was January 2, 2017. In April 2016, the Company drew $21,000 from the Navios Holdings Credit Facility, which was fully repaid during April 2016. Following this prepayment, an amount of $600 was written off from the deferred finance fees. As of December 31, 2016, there was no outstanding amount under this facility.

Amounts drawn under the July 2012 Credit Facility are secured by first preferred mortgages on certain Navios Partners' vessels and other collateral and are guaranteed by the respective vessel-owning subsidiary. Amounts drawn under the September 2014 Credit Facility, the April 2015 Credit Facility and the June 2016 Credit Facility are secured by first preferred mortgages on certain Navios Partners' vessels and other collateral and are guaranteed by Navios Partners. The July 2012 Credit Facility, the September 2014 Credit Facility, the April 2015 Credit Facility and the June 2016 Credit Facility contain a number of restrictive covenants that prohibit or limit Navios Partners from, among other things: incurring or guaranteeing indebtedness; entering into affiliate transactions; charging, pledging or encumbering the vessels; changing the flag, class, management or ownership of Navios Partners' vessels; changing the commercial and technical management of Navios Partners' vessels; selling or changing the beneficial ownership or control of Navios Partners' vessels; not maintaining Navios Holdings' (or its affiliates) ownership in Navios Partners of at least 15.0%; and subordinating the obligations under the credit facilities to any general and administrative costs relating to the vessels, including the fixed daily fee payable under the management agreement.
The July 2012 Credit Facility, the September 2014 Credit Facility, the April 2015 Credit Facility and the June 2016 Credit Facility also require compliance with a number of financial covenants, including: (i) maintain a required security amount ranging over 105% to 140%; (ii) minimum free consolidated liquidity of $15,000 as at December 31, 2016 and at least the higher of $20,000 and the aggregate of interest and principal falling due during the previous six months all the other times; (iii) maintain a ratio of EBITDA to interest expense of at least 2.00 : 1.00; (iv) maintain a ratio of total liabilities to total assets (as defined in our credit facilities) ranging of less than 0.75 or 0.80: 1.00; and (v) maintain a minimum net worth to $135,000 for the periods prior to any distributions by the Company. It is an event of default under the credit facilities if such covenants are not complied with in accordance with the terms and subject to the prepayment or cure provision of each facility.
As of December 31, 2016, Navios Partners was in compliance with the financial covenants and/or the prepayment and/or the cure provisions as applicable in each of its credit facilities.
The maturity table below reflects the gross principal payments due under its credit facilities for the 12-month periods ended December 31:

Year	Amount
2017	$ 76,767
2018	392,204
2019	5,913
2020	5,913
2021	5,913
2022 and thereafter	41,387

$ 528,097